Stockholders' Equity	9 Months Ended
Feb. 29, 2016
Notes to Financial Statements
8. Stockholders' Equity

Preferred Stock

Authorized: 100,000,000 shares of which the Company currently has the following two designated series:

Series A Preferred Stock

Authorized: 100,000 preferred shares

Issued and outstanding: nil preferred shares

Series A Preferred Stock carry 7,000 votes per share.

Series B Preferred Stock

Authorized: 4,700,000 preferred shares

Issued and outstanding: nil preferred shares

Series B Preferred Stock do not carry any voting rights and each share is convertible, at the option of the holder at any time after six months from the date of issuance, into common shares at a conversion price equal to the volume weighted average price for the ten trading days prior to the date of the written notice of conversion but not less than $10 per preferred share. The Company has the right to redeem the Series B preferred stock at a price of $10 per share and the preferred stock carry a liquidation price of $10 per share which holders have the right to receive upon change of control. The Series B Preferred Stock were authorized on March 9, 2016. Refer to Note 10(c).

Common Stock

Authorized: 700,000,000 common shares

Issued and outstanding: 100,000,000 common shares

a)	On May 8, 2015, the Company issued 100 member interests to the President and Director of the Company for proceeds of $40. On October 21, 2015, the Company completed a share exchange agreement whereby the 100 member interests of Bosch International, LLC were converted into common shares of the Company at a rate of 250,000 common shares per member interest, resulting in the issuance of 25,000,000 common shares.

b)	On December 1, 2015, the Company issued 5,500,000 common shares with a fair value of $5,940,000 pursuant to a sponsorship agreement whereby the Company will receive marketing and promotion of XLI products, including three thirty second spot times per episode produced in 2016 of a national television show, in exchange for the issuance of these shares and providing light sheet products and promotional support at no cost to the sponsor. The Company used the closing trading price on the date of the agreement to value the shares.

c)	On December 22, 2015, the Board of Directors approved the cancellation 65,000,000 common shares held by the Company's Chief Executive Officer. 40,000,000 and 25,000,000 common shares were returned to the treasury and cancelled on February 18, 2016 and March 18, 2016, respectively.

Subscription Payable

Prior to entering into the October 20, 2015 share exchange agreement, the Company received $50,000 for 1% of the member interests of Bosch International, LLC. As of February 29, 2016, no interests of Bosch International, LLC, or common shares of the Company, have been issued pursuant to this investment agreement.